Significant Accounting Policies - Schedule of Revenue Recognized (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenues		$ 31,243	$ 31,243	$ 186,552
Royalty Income [Member]
Total Revenues		$ 31,243	31,243	116,152
Contract Research - Related Party [Member]
Total Revenues				$ 70,400